BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 105,065	$ 9,543
Inventory	113,174	31,449
Prepaids and other current assets	13,577	0
Total Assets	231,816	40,992
Current Liabilities:
Credit card payable	25,188	0
Accrued interest payable - related party	3,173	0
Note payable to related party	735,050	195,050
Current portion of long-term Note payable to related party	63,456	27,034
Total current liabilities	826,867	222,084
Note payable to related party - long-term, net of current portion	0	36,422
Total liabilities	826,867	258,506
Stockholders' Equity (Deficit):
Common stock, par value $0.0001 per share; 5,000,000,000 shares authorized as of December 31, 2022 and 2021; 37,428,394 and 37,103,394 shares issued and outstanding as of December 31, 2022 and 2021, respectively	3,742	3,710
Additional paid-in capital	236,842	74,374
Accumulated deficit	(841,298)	(301,261)
Total stockholders' deficit	(595,051)	(217,514)
Total liabilities and stockholders' deficit	231,816	40,992
Undesignated Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock	0	0
Class A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock	$ 5,663	$ 5,663